Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
Schedule of Supplemental Information Related to Operating Leases

The table below presents supplemental information related to operating leases:

Nine Months Ended September 30, 2021
Operating cash flows for operating leases	$2,901,529
Noncash lease liabilities arising from obtaining operating leased assets during the period	$-
Weighted-average remaining lease term	6.00
Weighted-average discount rate	9.90%

Summary of Maturity of Lease Liabilities

Maturities of operating lease liabilities as of September 30, 2021 are summarized as follows:

Years Ending December 31,
2021 (remaining three months of the year)	$140,134
2022	472,084
2023	486,247
2024	500,834
2025	512,019
Thereafter	896,034
Minimum lease payments	3,007,352
Less imputed interest	(753,176)
Present value of operating lease liabilities	$2,254,176
Current portion of operating lease liabilities	$282,011
Long-term portion of operating lease liabilities	1,972,165
Total operating lease liabilities	$2,254,176

The present value of the Company’s operating leases consisted of the following as of December 31, 2020:

Year Ending December 31,
2021	$3,804,853
2022	3,525,158
2023	3,528,696
2024	3,526,406
2025	3,740,591
Thereafter	23,822,981
Minimum lease payments	41,948,685
Less imputed interest	(21,002,931)
Present value of operating lease liabilities	$20,945,754
Current portion of operating lease liabilities	$1,059,671
Long-term portion of operating lease liabilities	19,886,083
Total operating lease liabilities	$20,945,754

Schedule of Supplemental Information Related to Operating Leases

The table below presents supplemental information related to operating leases:

	Year Ended December 31,
	2020	2019
Operating lease costs during the year	$4,054,423	$1,112,362
Cash payments included in the measurement of operating lease liabilities during the year	$3,188,986	$1,212,800
Operating lease liabilities arising from obtaining lease right-of-use assets during the year	$16,617,790	$3,853,500
Weighted-average remaining lease term (in years) as of year-end	11.25	5.03
Weighted-average discount rate during the year	13.57%	9.85%